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                                    Columbia



                                 COLUMBIA FUNDS

                           (Columbia Technology Fund)

                                Supplement to the
                           Columbia Funds' Prospectus
                             dated February 25, 2002


         MANAGEMENT. Paragraph four, page 50 of the section of the prospectus entitled "Management" is deleted. It has been replaced by the paragraph below.

         "Technology Fund - Team Managed (since July 2002).
         The Fund's investment strategy and investment decisions are managed by members of the Investment Team responsible for covering technology related stocks."


                                  July 12, 2002